Annual Fund Operating Expenses - Retail Class - Transamerica Multi-Managed Balanced	Mar. 01, 2021
A
Operating Expenses:
Management fees	0.60%	[1]
Distribution and service (12b-1) fees	0.25%
Other expenses	0.13%
Total annual fund operating expenses	0.98%
C
Operating Expenses:
Management fees	0.60%	[1]
Distribution and service (12b-1) fees	1.00%
Other expenses	0.13%
Total annual fund operating expenses	1.73%
I
Operating Expenses:
Management fees	0.60%	[1]
Distribution and service (12b-1) fees	none
Other expenses	0.16%
Total annual fund operating expenses	0.76%
R6
Operating Expenses:
Management fees	0.60%	[1]
Distribution and service (12b-1) fees	none
Other expenses	0.06%
Total annual fund operating expenses	0.66%

[1]	Management fees have been restated to reflect a reduction in management fees effective May 1, 2020.